Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020		Oct. 31, 2019	Jan. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 4,392	[1]	$ 4,336	$ 4,274
Non-interest income	3,749		3,632	3,330
Total revenue	8,141		7,968	7,604
Provision for credit losses	926		753	688
Non-interest expenses	4,418		4,311	4,171
Provision for income taxes	471		596	498
Net income	2,326	[1]	2,308	2,247
Net income attributable to non-controlling interests in subsidiaries	39		107	111
Net income attributable to equity holders of the Bank	2,287		2,201	2,136
Net income attributable to equity holders of the Bank – relating to divested operations	55		156	163
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	2,232		2,045	1,973
Average assets	1,118,000		1,091,000	1,033,000
Average liabilities	1,048,000		1,021,000	964,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,003		2,027	1,928
Non-interest income	704		656	656
Total revenue	2,707		2,683	2,584
Provision for credit losses	321		247	231
Non-interest expenses	1,233		1,220	1,187
Provision for income taxes	301		318	305
Net income	852		898	861
Net income attributable to non-controlling interests in subsidiaries	0
Net income attributable to equity holders of the Bank	852		898	861
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	852		898	861
Average assets	355,000		349,000	334,000
Average liabilities	263,000		263,000	248,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,005		2,093	2,045
Non-interest income	980		1,093	1,092
Total revenue	2,985		3,186	3,137
Provision for credit losses	580		502	470
Non-interest expenses	1,664		1,688	1,635
Provision for income taxes	159		231	204
Net income	582		765	828
Net income attributable to non-controlling interests in subsidiaries	64		86	107
Net income attributable to equity holders of the Bank	518		679	721
Net income attributable to equity holders of the Bank – relating to divested operations	55		154	159
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	463		525	562
Average assets	203,000		205,000	194,000
Average liabilities	151,000		156,000	150,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	325		337	372
Non-interest income	842		833	703
Total revenue	1,167		1,170	1,075
Provision for credit losses	24		4	(16)
Non-interest expenses	654		631	645
Provision for income taxes	117		130	111
Net income	372		405	335
Net income attributable to non-controlling interests in subsidiaries	0
Net income attributable to equity holders of the Bank	372		405	335
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	372		405	335
Average assets	411,000		388,000	364,000
Average liabilities	337,000		318,000	297,000
Operating segments [member] | Global Wealth Management [Member]
Disclosure of operating segments [line items]
Net interest income	141		142	143
Non-interest income	1,016		1,007	955
Total revenue	1,157		1,149	1,098
Provision for credit losses	1			2
Non-interest expenses	737		744	723
Provision for income taxes	110		102	96
Net income	309		303	277
Net income attributable to non-controlling interests in subsidiaries	3		4	4
Net income attributable to equity holders of the Bank	306		299	273
Net income attributable to equity holders of the Bank – relating to divested operations			2	4
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	306		297	269
Average assets	25		25	25
Average liabilities	35		33	30
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(82)		(263)	(214)
Non-interest income	207		43	(76)
Total revenue	125		(220)	(290)
Provision for credit losses				1
Non-interest expenses	130		28	(19)
Provision for income taxes	(216)		(185)	(218)
Net income	211		(63)	(54)
Net income attributable to non-controlling interests in subsidiaries	(28)		17
Net income attributable to equity holders of the Bank	239		(80)	(54)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	239		(80)	(54)
Average assets	124,000		124,000	116,000
Average liabilities	$ 262,000		$ 251,000	$ 239,000

[1]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).